INCOME TAXES (Details 5) (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in the balance of unrecognized tax benefits
Balance, beginning of year	18,500,000	13,600,000	13,200,000
Increase/(decrease) for tax positions of prior years	(500,000)	4,900,000	1,000,000
Lapse of statute of limitations			(600,000)
Balance, end of year	18,000,000	18,500,000	13,600,000
Amount recognized of accrued interest in respect of unrecognized tax benefits in income tax expense	100,000	300,000	1,500,000
Liability for interest accrued in related to unrecognized tax benefits	200,000	300,000